Asset Impairments and Loss on Sales of Vessels, Equipment and Other Operating Assets - Net (Loss) Gain on Sale of Vessels, Equipment and Other Operating Assets (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Property, Plant and Equipment [Line Items]
Net loss on sale of vessels, equipment and other operating assets (note 18b)	$ (38,084)	$ (66,450)	$ (2,431)
Other
Property, Plant and Equipment [Line Items]
Net loss on sale of vessels, equipment and other operating assets (note 18b)	(29)	48	(177)
Teekay Parent | Conventional Tankers | VLCC
Property, Plant and Equipment [Line Items]
Net loss on sale of vessels, equipment and other operating assets (note 18b)	0	(12,495)	0
Teekay Offshore | Offshore Logistics | FSO
Property, Plant and Equipment [Line Items]
Net loss on sale of vessels, equipment and other operating assets (note 18b)	0	(983)	0
Teekay Offshore | Offshore Logistics | 2 Shuttle Tankers
Property, Plant and Equipment [Line Items]
Net loss on sale of vessels, equipment and other operating assets (note 18b)	0	6,817	1,643
Teekay Offshore | Offshore Logistics | 2 Conventional Tankers
Property, Plant and Equipment [Line Items]
Net loss on sale of vessels, equipment and other operating assets (note 18b)	0	65	(3,897)
Teekay LNG | Conventional Tankers | Suezmax
Property, Plant and Equipment [Line Items]
Net loss on sale of vessels, equipment and other operating assets (note 18b)	(25,100)	0	0
Teekay LNG | Conventional Tankers | Suezmaxes Tankers Two
Property, Plant and Equipment [Line Items]
Net loss on sale of vessels, equipment and other operating assets (note 18b)	0	(11,537)	0
Teekay LNG | Conventional Tankers | Suezmaxes Tankers Three
Property, Plant and Equipment [Line Items]
Net loss on sale of vessels, equipment and other operating assets (note 18b)	0	(27,439)	0
Teekay Tankers | Conventional Tankers | Suezmax
Property, Plant and Equipment [Line Items]
Net loss on sale of vessels, equipment and other operating assets (note 18b)	(1,797)	(6,276)	0
Teekay Tankers | Conventional Tankers | Aframax Tanker
Property, Plant and Equipment [Line Items]
Net loss on sale of vessels, equipment and other operating assets (note 18b)	(11,158)
Teekay Tankers | Conventional Tankers | MR Tanker
Property, Plant and Equipment [Line Items]
Net loss on sale of vessels, equipment and other operating assets (note 18b)	$ 0	$ (14,650)	$ 0